Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of SEC Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our non-CEO
NEOs and certain financial performance of the company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by, or paid to, our NEOs during a covered year. For further information regarding the company’s pay-versus-performance
philosophy and how the company aligns executive compensation with the company’s performance, refer to the “Compensation Discussion and Analysis” section above. For purposes of the below tables and related disclosures, “CEO 1” refers to William R. Thomas (our CEO in 2020 and in 2021, until his retirement effective September 30, 2021) and “CEO 2” refers to Ezra Y. Yacob (our CEO in 2021, effective October 1, 2021, and in 2022, 2023 and 2024).

							Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for CEO 1 (a)	Compensation Actually Paid to CEO 1 (b)	Summary Compensation Table Total for CEO 2 (c)	Compensation Actually Paid to CEO 2 (d)	Average Summary Compensation Table Total for Non-CEO NEOs (e)	Average Compensation Actually Paid to Non-CEO NEOs (f)	TSR	Peer Group TSR (g)	Net Income/ (Loss) (in millions)	ROCE* (h)

2024	n/a	n/a	$16,214,625	$17,100,529	$4,544,310	$4,925,008	$185.56	$181.25	$6,403	25.1%

2023	n/a	n/a	$14,558,772	$11,497,316	$5,462,270	$3,490,889	$177.90	$191.57	$7,594	27.5%

2022	n/a	n/a	$12,641,202	$18,973,135	$ 5,102,832	$8,514,455	$181.58	$191.50	$7,759	35.8%

2021	$8,602,291	$23,431,751	$9,752,887	$13,893,824	$4,687,403	$8,701,274	$115.74	$120.82	$4,664	23.0%

2020	$7,891,608	($4,041,765)	n/a	n/a	$ 2,845,816	($121,066)	$61.36	$64.58	($605)	4.3%

(a)	Amounts represent the total compensation reported for Mr. Thomas in the Summary Compensation Table for his service as CEO in 2021 (until his retirement effective September 30, 2021) and 2020.

(b)
Amounts reported in this column are based on the total compensation reported for Mr. Thomas in the Summary Compensation Table for his service as CEO in 2021 (until his retirement effective September 30, 2021) and 2020, adjusted in accordance with SEC rules, for each year, by: (1) deducting the grant date fair value of equity awards reported in the Stock Awards column of the Summary Compensation Table for such year, (2) adding the year-end fair value of equity awards granted in each year that remained unvested at the end of such year, (3) adding the change in fair value of equity awards granted in prior years that vested in such year, (4) adding the change in fair value of outstanding and unvested equity awards granted in prior years, and (5) adding the value of dividends on stock awards not otherwise reflected in fair value or total compensation. Fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

(c)	Amounts represent the total compensation reported for Mr. Yacob in the Summary Compensation Table for his service as CEO in 2024, 2023, 2022 and 2021 (effective October 1, 2021).

(d)
Amounts reported in this column are based on the total compensation reported for Mr. Yacob in the Summary Compensation Table for his service as CEO in 2024, 2023, 2022 and 2021 (effective October 1, 2021), adjusted in accordance with SEC rules, for each year, by: (1) deducting the grant date fair value of equity awards reported in the Stock Awards column of the Summary Compensation Table for such year, (2) adding the year-end fair value of equity awards granted in each year that remained unvested at the end of such year, (3) adding the change in fair value of equity awards granted in prior years that vested in such year, (4) adding the change in fair value of outstanding and unvested equity awards granted in prior years, and (5) adding the value of dividends on stock awards not otherwise reflected in fair value or total compensation. Fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes. The adjustments for 2024 are shown in the table below.

	Summary Compensation Table Total for CEO 2	Reported Fair Value of Equity Awards for CEO 2	Year-end Fair Value of Equity Awards for CEO 2	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for CEO 2	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for CEO 2	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for CEO 2	Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation for CEO 2	Compensation Actually Paid to CEO 2

CEO 2	$16,214,625	($11,439,317)	$11,165,966	($109,549)	$0	$617,377	$651,427	$17,100,529

Non-CEO NEOs	$4,544,310	($2,905,259)	$2,828,403	$54,352	$0	$207,813	$195,389	$4,925,008

(e)
Amounts represent the average of the total compensation reported in the
Summary
Compensation Table for our NEOs, other than the then-CEO(s) (our “non-CEO NEOs”), for 2024, 2023, 2022, 2021 and 2020. Our non-CEO NEOs for the covered years were as follows: for 2024, Ms. Janssen and Messrs. Leitzell, Donaldson and Helms; for 2023, Messrs. Helms, Timothy K. Driggers, Donaldson and Leitzell; for 2022, Messrs. Helms, Driggers, Donaldson and Kenneth W. Boedeker; for 2021, Messrs. Helms, Driggers, Donaldson and Leitzell; and for 2020, Messrs. Helms, Driggers, Donaldson and Yacob.

(f)
Amounts reported in this column are based on the average of the total compensation reported in the Summary Compensation Table for our non-CEO NEOs for 2024, 2023, 2022, 2021 and 2020, adjusted in accordance with SEC rules, for each year, by: (1) deducting the grant date fair value of equity awards reported in the Stock Awards column of the Summary Compensation Table for such year, (2) adding the year-end fair value
of equity awards granted in each year that remained unvested at the end of such year, (3) adding the change in fair value of equity awards granted in prior years that vested in such year, (4) adding the change in fair value of outstanding and unvested equity awards granted in prior years, and (5) adding the value of dividends on stock awards not otherwise reflected in fair value or total compensation. Fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes. The adjustments for 2024 are shown in the table above.

(g)
Value represents the TSR of the Standard & Poor’s 500 Oil & Gas Exploration & Production Index (“S&P O&G E&P”) based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including December 31 of each respective year. TSR calculations reflect reinvestment of dividends. The S&P O&G E&P is the peer group used by EOG for purposes of Item 201(e) of Regulation S-K under the Exchange Act in EOG’s Annual Report on Form 10-K for the year ended December 31, 2024.

(h)
ROCE* has
been
identified as our company-selected measure as it is the most important financial measure used to link compensation actually paid to our NEOs to company performance for the most recently completed fiscal year. ROCE* is a heavily weighted performance metric under our short-term incentive plan (i.e., in the determination of annual bonuses) and was added as a performance modifier for the performance units awarded under our long-term incentive plan in September 2022. Refer to Annex A for the calculation of ROCE for each of the fiscal years.

Company Selected Measure Name			ROCE
Named Executive Officers, Footnote
(e)
Amounts represent the average of the total compensation reported in the
Summary
Compensation Table for our NEOs, other than the then-CEO(s) (our “non-CEO NEOs”), for 2024, 2023, 2022, 2021 and 2020. Our non-CEO NEOs for the covered years were as follows: for 2024, Ms. Janssen and Messrs. Leitzell, Donaldson and Helms; for 2023, Messrs. Helms, Timothy K. Driggers, Donaldson and Leitzell; for 2022, Messrs. Helms, Driggers, Donaldson and Kenneth W. Boedeker; for 2021, Messrs. Helms, Driggers, Donaldson and Leitzell; and for 2020, Messrs. Helms, Driggers, Donaldson and Yacob.

(f)
Amounts reported in this column are based on the average of the total compensation reported in the Summary Compensation Table for our non-CEO NEOs for 2024, 2023, 2022, 2021 and 2020, adjusted in accordance with SEC rules, for each year, by: (1) deducting the grant date fair value of equity awards reported in the Stock Awards column of the Summary Compensation Table for such year, (2) adding the year-end fair value
of equity awards granted in each year that remained unvested

Peer Group Issuers, Footnote			Value represents the TSR of the Standard & Poor’s 500 Oil & Gas Exploration & Production Index (“S&P O&G E&P”) based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including December 31 of each respective year. TSR calculations reflect reinvestment of dividends. The S&P O&G E&P is the peer group used by EOG for purposes of Item 201(e) of Regulation S-K under the Exchange Act in EOG’s Annual Report on Form 10-K for the year ended December 31, 2024.
Adjustment To PEO Compensation, Footnote
(d)
Amounts reported in this column are based on the total compensation reported for Mr. Yacob in the Summary Compensation Table for his service as CEO in 2024, 2023, 2022 and 2021 (effective October 1, 2021), adjusted in accordance with SEC rules, for each year, by: (1) deducting the grant date fair value of equity awards reported in the Stock Awards column of the Summary Compensation Table for such year, (2) adding the year-end fair value of equity awards granted in each year that remained unvested at the end of such year, (3) adding the change in fair value of equity awards granted in prior years that vested in such year, (4) adding the change in fair value of outstanding and unvested equity awards granted in prior years, and (5) adding the value of dividends on stock awards not otherwise reflected in fair value or total compensation. Fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes. The adjustments for 2024 are shown in the table below.

	Summary Compensation Table Total for CEO 2	Reported Fair Value of Equity Awards for CEO 2	Year-end Fair Value of Equity Awards for CEO 2	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for CEO 2	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for CEO 2	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for CEO 2	Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation for CEO 2	Compensation Actually Paid to CEO 2

CEO 2	$16,214,625	($11,439,317)	$11,165,966	($109,549)	$0	$617,377	$651,427	$17,100,529

Non-CEO NEOs	$4,544,310	($2,905,259)	$2,828,403	$54,352	$0	$207,813	$195,389	$4,925,008

Non-PEO NEO Average Total Compensation Amount			$ 4,544,310	$ 5,462,270	$ 5,102,832	$ 4,687,403	$ 2,845,816
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,925,008	3,490,889	8,514,455	8,701,274	(121,066)
Adjustment to Non-PEO NEO Compensation Footnote
(d)
Amounts reported in this column are based on the total compensation reported for Mr. Yacob in the Summary Compensation Table for his service as CEO in 2024, 2023, 2022 and 2021 (effective October 1, 2021), adjusted in accordance with SEC rules, for each year, by: (1) deducting the grant date fair value of equity awards reported in the Stock Awards column of the Summary Compensation Table for such year, (2) adding the year-end fair value of equity awards granted in each year that remained unvested at the end of such year, (3) adding the change in fair value of equity awards granted in prior years that vested in such year, (4) adding the change in fair value of outstanding and unvested equity awards granted in prior years, and (5) adding the value of dividends on stock awards not otherwise reflected in fair value or total compensation. Fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes. The adjustments for 2024 are shown in the table below.

	Summary Compensation Table Total for CEO 2	Reported Fair Value of Equity Awards for CEO 2	Year-end Fair Value of Equity Awards for CEO 2	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for CEO 2	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for CEO 2	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for CEO 2	Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation for CEO 2	Compensation Actually Paid to CEO 2

CEO 2	$16,214,625	($11,439,317)	$11,165,966	($109,549)	$0	$617,377	$651,427	$17,100,529

Non-CEO NEOs	$4,544,310	($2,905,259)	$2,828,403	$54,352	$0	$207,813	$195,389	$4,925,008

Compensation Actually Paid vs. Total Shareholder Return
The chart below reflects how the compensation actually paid (“CAP”) over the five-year period ended December
31
, 2024 aligns to trends in EOG’s TSR over the same period. In addition, the chart reflects that EOG’s TSR over the five-year period aligns closely to the TSR of the S&P O&G E&P index over the same period. In 2020, the negative compensation actually paid to Mr. Thomas and the non-CEO
NEOs was primarily impacted by EOG’s stock price depreciation of 40%. In 2021, the compensation actually paid was primarily impacted by EOG’s stock price appreciation of 78%. For 2022, the compensation actually paid to Mr. Yacob and the non-CEO
NEOs was primarily impacted by EOG’s stock price appreciation of 46%. For 2023, the compensation actually paid to Mr. Yacob and the non-CEO
NEOs was primarily impacted by EOG’s stock price depreciation of 7%. For 2024, the compensation actually paid to Mr. Yacob and the non-CEO
NEOs was primarily impacted by EOG’s stock price appreciation of 1%.

Compensation Actually Paid vs. Net Income			The chart below reflects how the compensation actually paid (“CAP”) over the five-year period ended December 31, 2024 aligns to trends in EOG’s net income (loss) over the same period.
Compensation Actually Paid vs. Company Selected Measure			The chart below reflects how the compensation actually paid (“CAP”) over the five-year period ended December 31, 2024 aligns to trends in EOG’s ROCE* over the same period.
Total Shareholder Return Vs Peer Group
The chart below reflects how the compensation actually paid (“CAP”) over the five-year period ended December
31
, 2024 aligns to trends in EOG’s TSR over the same period. In addition, the chart reflects that EOG’s TSR over the five-year period aligns closely to the TSR of the S&P O&G E&P index over the same period. In 2020, the negative compensation actually paid to Mr. Thomas and the non-CEO
NEOs was primarily impacted by EOG’s stock price depreciation of 40%. In 2021, the compensation actually paid was primarily impacted by EOG’s stock price appreciation of 78%. For 2022, the compensation actually paid to Mr. Yacob and the non-CEO
NEOs was primarily impacted by EOG’s stock price appreciation of 46%. For 2023, the compensation actually paid to Mr. Yacob and the non-CEO
NEOs was primarily impacted by EOG’s stock price depreciation of 7%. For 2024, the compensation actually paid to Mr. Yacob and the non-CEO
NEOs was primarily impacted by EOG’s stock price appreciation of 1%.

Tabular List, Table
The following table sets forth an unranked list of the most important financial performance measures, including the company-selected measure, used by the company to link compensation actually paid for all NEOs to company performance for 2024.

Financial Performance Measures
Absolute Total Stockholder Return
Relative Total Stockholder Return
Return on Capital Employed*

Total Shareholder Return Amount			$ 185.56	177.9	181.58	115.74	61.36
Peer Group Total Shareholder Return Amount			181.25	191.57	191.5	120.82	64.58
Net Income (Loss)			$ 6,403,000,000	$ 7,594,000,000	$ 7,759,000,000	$ 4,664,000,000	$ (605,000,000)
Company Selected Measure Amount			25.1	0.275	0.358	0.23	0.043
Measure:: 1
Pay vs Performance Disclosure
Name			Absolute Total Stockholder Return
Measure:: 2
Pay vs Performance Disclosure
Name			Relative Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name			Return on Capital Employed
Mr. Thomas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 8,602,291	$ 7,891,608
PEO Actually Paid Compensation Amount						23,431,751	$ (4,041,765)
PEO Name		Mr. Thomas					Mr. Thomas
Mr. Yacob [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 16,214,625	$ 14,558,772	$ 12,641,202	9,752,887
PEO Actually Paid Compensation Amount			$ 17,100,529	$ 11,497,316	$ 18,973,135	$ 13,893,824
PEO Name	Mr. Yacob		Mr. Yacob	Mr. Yacob	Mr. Yacob
PEO | Mr. Yacob [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (11,439,317)
PEO | Mr. Yacob [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,165,966
PEO | Mr. Yacob [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			617,377
PEO | Mr. Yacob [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Yacob [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(109,549)
PEO | Mr. Yacob [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			651,427
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,905,259)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,828,403
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			207,813
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			54,352
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 195,389